FAIR VALUE MEASUREMENT - Roll forward of level 3 companies investment (Details) - Level 3	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Tujia
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		¥ 2,876,749,196
Addition			¥ 2,784,302,479
Effect of exchange rate change		74,652,125	53,534,169
The change in fair value of investment			38,912,548
Fair value of Level 3 investment, ending balance	$ 444,093,550	2,951,401,321	2,876,749,196
eLong
Roll forward of Level 3 investment
Addition		1,797,616,926
Fair value of Level 3 investment, ending balance	270,485,100	1,797,616,926
LY.com
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		1,745,309,616	1,547,844,523
The change in fair value of investment			197,465,093
Fair value of Level 3 investment, ending balance	262,614,487	1,745,309,616	1,745,309,616
MakeMyTrip
Roll forward of Level 3 investment
Addition		1,183,054,000
Effect of exchange rate change		13,208,000
Fair value of Level 3 investment, ending balance	180,000,000	1,196,262,000
Easy Go
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		527,301,676	627,905,501
Disposal		(304,815,274)
Effect of exchange rate change		(5,202,050)	13,372,961
The change in fair value of investment			(113,976,786)
Fair value of Level 3 investment, ending balance	32,694,496	217,284,352	527,301,676
Others
Roll forward of Level 3 investment
Fair value of Level 3 investment, beginning balance		316,742,816	207,514,062
Addition			94,928,814
Disposal		(94,584,827)
Effect of exchange rate change		2,885,316	7,103,210
The change in fair value of investment			7,196,730
Fair value of Level 3 investment, ending balance	$ 33,861,976	¥ 225,043,305	¥ 316,742,816